Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	$ 593	$ 488
Less: accumulated depreciation	(465)	(433)
Property, plant and equipment, net	128	55
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	36	36
Office and computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	201	170
Software [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	67
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	270	270
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment	$ 19	$ 12